CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulat-ed Other Comprehen-sive Earnings	Employees Stock Notes Receivable	Noncontrolling Interest
Balance at Dec. 29, 2012	$ 607,525	$ 19,800	$ 149,805	$ 426,887	$ 4,258	$ (982)	$ 7,757
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	45,804			43,082			2,722
Foreign currency translation adjustment	(784)				(792)		8
Distributions to noncontrolling interest	(1,460)						(1,460)
Cash dividends	(8,166)			(8,166)
Issuance of shares under employee stock plans	2,144	76	2,068
Issuance of shares under stock grant programs	60	31	20	9
Issuance of shares under deferred compensation plans	0	44	(44)
Tax benefits from non-qualified stock options exercised	290		290
Expense associated with share-based compensation arrangements	1,874		1,874
Accrued expense under deferred compensation plans	2,219		2,219
Note receivable adjustment	0	(3)	(103)			106
Payments received on employee stock notes receivable	144					144
Capital contribution from noncontrolling interest	84						84
Balance at Dec. 28, 2013	649,734	19,948	156,129	461,812	3,466	(732)	9,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	61,564			57,551			4,013
Foreign currency translation adjustment	(3,116)				(2,118)		(998)
Noncontrolling interest associated with business acquisitions	3,650						3,650
Distributions to noncontrolling interest	(1,910)						(1,910)
Cash dividends	(12,205)			(12,205)
Issuance of shares under employee stock plans	541	16	525
Issuance of shares under stock grant programs	1,216	78	1,125	13
Issuance of shares under deferred compensation plans	0	49	(49)
Repurchase of shares	(4,866)	(105)		(4,761)
Tax benefits from non-qualified stock options exercised	319		319
Expense associated with share-based compensation arrangements	1,919		1,919
Accrued expense under deferred compensation plans	2,515		2,515
Note receivable adjustment	0	(2)		(76)		78
Payments received on employee stock notes receivable	199					199
Balance at Dec. 27, 2014	699,560	19,984	162,483	502,334	1,348	(455)	13,866
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	85,132			80,595			4,537
Foreign currency translation adjustment	(7,216)				(5,892)		(1,324)
Unrealized gain (loss) on investment	(41)				(41)
Noncontrolling interest associated with business acquisitions	1,019						1,019
Distributions to noncontrolling interest	(3,188)						(3,188)
Purchase of noncontrolling interest	(1,256)						(1,256)
Cash dividends	(16,507)			(16,507)
Issuance of shares under employee stock plans	1,075	31	1,044
Issuance of shares under stock grant programs	1,912	76	1,836
Issuance of shares under deferred compensation plans	0	65	(65)
Repurchase of shares	(496)	(14)		(786)		304
Tax benefits from non-qualified stock options exercised	370		370
Expense associated with share-based compensation arrangements	1,846		1,846
Accrued expense under deferred compensation plans	4,048		4,048
Payments received on employee stock notes receivable	151					151
Balance at Dec. 26, 2015	$ 766,409	$ 20,142	$ 171,562	$ 565,636	$ (4,585)	$ 0	$ 13,654